UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2006

Check here if Amendment:           |_|; Amendment Number: |_|

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Alkeon Capital Management, LLC

Address:  350 Madison Avenue
          New York, New York 10017


13F File Number: 28-10451

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Greg Jakubowsky
Title:  Compliance Officer
Phone:  (212) 389-8710

Signature, Place and Date of Signing:

/s/ Greg Jakubowsky           New York, New York               August 11, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           1

Form 13F Information Table Entry Total:     153

Form 13F Information Table Value Total: $ 820,943
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.           Form 13F File Number             Name

1             28-10748                         Oppenheimer Asset Management Inc.
----          -------------------              --------------------------------

                                                     FORM 13F INFORMATION TABLE



COLUMN 1                        COLUMN  2        COLUMN 3   COLUMN 4        COLUMN 5     COLUMN 6  COLUMN 7       COLUMN 8

                                                            VALUE       SHRS/   SH/  PUT/ INVSTMT   OTHER        VOTING AUTHORITY
     ISSUER NAME                TITLE OF CLASS   CUSIP      (X$1,000)   PRN AMT PRN  CALL DISCRTN   MGRS        SOLE   SHARED  NONE
ADVANCED ANALOGIC TECHNOLOGI    COM              00752J108      206     19,690  SH        SOLE                19,690
ADVANCED ANALOGIC TECHNOLOGI    COM              00752J108    2,253    214,980  SH        SHARED    1                    214,980
ADC TELECOMMUNICATIONS          COM NEW          000886309      529     31,380  SH        SOLE                31,380
ADC TELECOMMUNICATIONS          COM NEW          000886309    5,796    343,800  SH        SHARED    1                    343,800
AUTOMATIC DATA PROCESSING IN    COM              053015103      494     10,900  SH        SOLE                10,900
AMERICAN TOWER CORP             CLA              029912201    3,253    104,540  SH        SOLE               104,540
AMERICAN TOWER CORP             CLA              029912201   24,307    781,060  SH        SHARED    1                    781,060
AMERICAN REPROGRAPHICS CO       COM              029263100      334      9,210  SH        SOLE                 9,210
APPLE COMPUTER INC              COM              037833100    1,068     18,640  SH        SOLE                18,640
APPLE COMPUTER INC              COM              037833100    7,908    138,080  SH        SHARED    1                    138,080
ACCENTURE LTD BERMUDA           CLA               G1150G11      928     32,670  SH        SOLE                32,670
ACCENTURE LTD BERMUDA           CLA               G1150G11   10,495    370,580  SH        SHARED    1                    370,580
ALLIANCE DATA SYSTEMS CORP      COM              018581108    1,253     21,310  SH        SOLE                21,310
ALLIANCE DATA SYSTEMS CORP      COM              018581108    9,486    161,270  SH        SHARED    1                    161,270
APACHE CORP                     COM              037411105      496      7,270  SH        SOLE                 7,270
ARM HLDGS PLC                   SPONS ADR        042068106    4,326    691,050  SH        SOLE               691,050
ARM HLDGS PLC                   SPONS ADR        042068106   27,687  4,422,820  SH        SHARED    1                  4,422,820
ATHEROS COMMUNICATIONS INC      COM NEW          04743P108      815     42,790  SH        SOLE                42,790
ATHEROS COMMUNICATIONS INC      COM NEW          04743P108    6,797    356,790  SH        SHARED    1                    356,790
AVAYA INC                       COM              053499109    1,748    153,060  SH        SOLE               153,060
AVAYA INC                       COM              054499109   10,984    961,830  SH        SHARED    1                    961,830
APPLIED MATLS INC               COM              038222105      686     42,140  SH        SOLE                42,140
APPLIED MATLS INC               COM              038222105    7,494    460,290  SH        SHARED    1                    460,290
ATI TECHONOLOGIES INC           COM              001941103      431     29,510  SH        SOLE                29,510
ATI TECHONOLOGIES INC           COM              001941103    4,704    322,190  SH        SHARED    1                    322,190
BISYS GROUP INC                 COM              055472104      339     24,750  SH        SOLE                24,750
BISYS GROUP INC                 COM              055472104    3,703    270,270  SH        SHARED    1                    270,270
CEPHALON INC                    NOTE 6/1         156708AK5    1,353  1,200,000  PRN       SOLE             1,200,000           0
COMTECH GROUP INC               COM NEW          205821200      863     77,520  SH        SOLE                77,520
COMTECH GROUP INC               COM NEW          205821200    9,450    849,015  SH        SHARED    1                    849,015
COSTCO WHSL CORP NEW            COM              22160K105      343      6,000  SH        SOLE                 6,000
CINTAS CORP                     COM              172908105      470     11,820  SH        SOLE                11,820
CVS CORP                        COM              126650100      363     11,820  SH        SOLE                11,820
DOLBY LABORATORIES INC          COM              25659T107    2,670    114,603  SH        SOLE               114,603
DOLBY LABORATORIES INC          COM              25659T107   16,511    708,612  SH        SHARED    1                    708,612
ENERGY CONVERSION DEVICES INC   COM              292659109      226      6,190  SH        SOLE                 6,190
ENERGY CONVERSION DEVICES INC   COM              292659109    2,516     69,060  SH        SHARED    1                     69,060
FISERV INC                      COM              337738108    1,128     24,860  SH        SOLE                24,860
FISERV INC                      COM              337738108    8,351    184,110  SH        SHARED    1                    184,110
M SYS FLASH DISK PIONEERS LTD   ORD              M7061C100      118      3,970  SH        SOLE                 3,970
M SYS FLASH DISK PIONEERS LTD   ORD              M7061C100    1,364     46,030  SH        SHARED    1                     46,030
FOCUS MEDIA HLDG LTD            SPONSORED ADR    34415V109    1,650     25,320  SH        SOLE                25,320
FOCUS MEDIA HLDG LTD            SPONSORED ADR    34415V109    9,160    140,570  SH        SHARED    1                    140,570
FREESCALE SEMICONDUCTOR INC     COM CLA          35687M107    4,483    154,580  SH        SOLE               154,580
FREESCALE SEMICONDUCTOR INC     COM CLA          35687M107   27,025    931,900  SH        SHARED    1                    931,900
FORMFACTOR INC                  COM              346375108    2,625     58,820  SH        SOLE                58,820
FORMFACTOR INC                  COM              346375108   18,144    406,540  SH        SHARED    1                    406,540
GRIFFON CORP                    COM              398433102      524     20,090  SH        SOLE                20,090
GILEAD SCIENCES INC             COM              375558103      834     14,090  SH        SOLE                14,090
GILEAD SCIENCES INC             COM              375558103    5,865     99,130  SH        SHARED    1                     99,130
CORNING INC                     COM              219350105    1,281     52,950  SH        SOLE                52,950
CORNING INC                     COM              219350105    8,143    336,620  SH        SHARED    1                    336,620
GOOGLE INC                      CLA              38259P508    3,107      7,410  SH        SOLE                 7,410
GOOGLE INC                      CLA              38259P508   22,623     53,950  SH        SHARED    1                     53,950
GRANT PRIDECO INC               COM              38821G101      225      5,020  SH        SOLE                 5,020
HITTITE MICROWAVE CORP          COM              43365Y104      140      3,860  SH        SOLE                 3,860
HITTITE MICROWAVE CORP          COM              43365Y104    1,007     27,850  SH        SHARED    1                     27,850
INVITROGEN CORP                 NOTE 1.500% 2/1  46185RAK6    1,105  1,300,000  PRN       SOLE             1,300,000
IMMUCOR INC                     COM              452526106      908     47,205  SH        SOLE                47,205
IMMUCOR INC                     COM              452526106    9,680    503,388  SH        SHARED    1                    503,388
ILLINOIS TOOL WKS INC           COM              452308109      519     10,920  SH        SOLE                10,920
KIRBY CORP                      COM              497266106      316      8,000  SH        SOLE                 8,000
KLA-TENCOR CORP                 COM              482480100    3,403     81,850  SH        SOLE                81,850
KLA-TENCOR CORP                 COM              482480100   24,324    585,140  SH        SHARED    1                    585,140
KLA-TENCOR CORP                 COM              482480100    3,297     79,300  SH   CALL SOLE                79,300
KLA-TENCOR CORP                 COM              482280100   38,274    920,700  SH   CALL SHARED                         920,700
KONGZHONG CORP                  SPONSORED ADR    50047P104      351     39,830  SH        SOLE                39,830
KONGZHONG CORP                  SPONSORED ADR    50047P104    3,843    436,650  SH        SHARED    1                    436,650
LAIDLAW INTL INC                COM              50730R102    1,122     44,540  SH        SOLE                44,540
LAIDLAW INTL INC                COM              50730R102    8,449    335,290  SH        SHARED    1                    335,290
LOGITECH INTERNATIONAL SA       SPONSORED ADR    541419107      943     24,300  SH        SOLE                24,300
LOGITECH INTERNATIONAL SA       SPONSORED ADR    541419107    6,076    156,560  SH        SHARED    1                    156,560
MANPOWER INC                    COM              56418H100      671     10,380  SH        SOLE                10,380
MCKESSON CORP                   COM              58155Q103    1,326     28,045  SH        SOLE                28,045
MCKESSON CORP                   COM              58155Q103   10,677    225,825  SH        SHARED    1                    225,825
MARVELL TECHNOLOGY GROUP LTD    ORD              G5876H105    3,691     83,270  SH        SOLE                83,270
MARVELL TECHNOLOGY GROUP LTD    ORD              G5876H105   24,748    558,262  SH        SHARED    1                    558,262
MONOLITHIC POWER SYS INC        COM              609839105      952     80,466  SH        SOLE                80,466
MONOLITHIC POWER SYS INC        COM              609839105    6,823    576,774  SH        SHARED    1                    576,774
MEDCOHEALTH SOLUTIONS INC       COM              58405U102    1,433     25,010  SH        SOLE                25,010
MEDCOHEALTH SOLUTIONS INC       COM              58405U102   10,560    184,360  SH        SHARED    1                    184,360
MEMC ELECTR MATLS INC           COM              552715104      632     16,860  SH        SOLE                16,860
MEMC ELECTR MATLS INC           COM              552715104    6,904    184,110  SH        SHARED    1                    184,110
MOTOROLA INC                    COM              620076109    2,285    113,400  SH        SOLE               113,400
MOTOROLA INC                    COM              620076109   13,966    693,110  SH        SHARED    1                    693,110
MONSANTO CO NEW                 COM              61166W101    2,120     25,180  SH        SOLE                25,180
MONSANTO CO NEW                 COM              61166W101   11,340    134,690  SH        SHARED    1                    134,690
OPLINK COMMUNICATIONS INC       COM NEW          68375Q403      181      9,860  SH        SOLE                 9,860
OPLINK COMMUNICATIONS INC       COM NEW          68375Q403    1,975    107,876  SH        SHARED    1                    107,876
ORACLE CORP                     COM              68389X105      514     35,450  SH        SOLE                35,450
ORACLE CORP                     COM              68389X105    5,335    368,190  SH        SHARED    1                    368,190
OMNIVISION TECHNOLOGIES INC     COM              682128103      715     33,850  SH        SOLE                33,850
OMNIVISION TECHNOLOGIES INC     COM              682128103    7,808    369,710  SH        SHARED    1                    369,710
PEOPLESUPPORT INC               COM              712714302      339     25,210  SH        SOLE                25,210
PEOPLESUPPORT INC               COM              712714302    3,719    276,310  SH        SHARED    1                    276,310
PACTIV CORP                     COM              695257105      431     17,400  SH        SOLE                17,400
POWERWAVE TECHNOLOGIES INC      COM              739363109      499     54,767  SH        SOLE                54,767
POWERWAVE TECHNOLOGIES INC      COM              739363109    4,210    461,603  SH        SHARED    1                    461,603
PRAXAIR INC                     COM              74005P104      567     10,500  SH        SOLE                10,500
QUALCOMM INC                    COM              747525103    4,332    108,120  SH        SOLE               108,120
QUALCOMM INC                    COM              747525103   30,514    761,510  SH        SHARED    1                    761,510
QUEST SOFTWARE INC              COM              74834T103      666     47,580  SH        SOLE                47,580
QUEST SOFTWARE INC              COM              74834T103    4,567    326,215  SH        SHARED    1                    326,215
RCN CORP                        COM NEW          749361200      642     25,740  SH        SOLE                25,740
RCN CORP                        COM NEW          749361200    7,027    281,860  SH        SHARED    1                    281,860
REDIFF.COM INDIA LTD.           SPONSORED ADR    757479100       21      1,430  SH        SOLE                 1,430
REDIFF.COM INDIA LTD.           SPONSORED ADR    757479100      245     16,570  SH        SHARED    1                     16,570
RF MICRO DEVICES INC            COM              749941100      160     26,840  SH        SOLE                26,840
RF MICRO DEVICES INC            COM              749941100    1,755    294,040  SH        SHARED    1                    294,040
SINA CORP                       ORD              G81477104    1,715     68,660  SH        SOLE                68,660
SINA CORP                       ORD              G81477104   12,072    483,280  SH        SHARED    1                    483,280
SEAGATE TECHNOLOGY              SHS              G7945J104    1,717     75,860  SH        SOLE                75,860
SEAGATE TECHNOLOGY              SHS              G7945J104   18,758    828,520  SH        SHARED    1                    828,520
SILICON MOTION TECHNOLOGY CO    SPONSORED ADR    82706C108      986     68,750  SH        SOLE                68,750
SILICON MOTION TECHNOLOGY CO    SPONSORED ADR    82706C108   10,784    751,990  SH        SHARED    1                    751,990
SILICON LABORATORIES INC        COM              826919102    2,454     69,810  SH        SOLE                69,810
SILICON LABORATORIES INC        COM              826919102   19,120    543,950  SH        SHARED    1                    543,950
SOHU COM INC                    COM              83408W103    4,277    165,850  SH        SOLE               165,850
SOHU COM INC                    COM              83408W103   28,511  1,105,495  SH        SHARED    1                  1,105,495
SAVVIS INC                      COM NEW          805423308      466     15,729  SH        SOLE                15,729
SAVVIS INC                      COM NEW          805423308    5,142    173,660  SH        SHARED                         173,660
SYNAPTICS INC                   COM              87157D109      766     35,810  SH        SOLE                35,810
SYNAPTICS INC                   COM              87157D109    8,373    391,250  SH        SHARED    1                    391,250
TRIMBLE NAVIGATION LTD          COM              896239100    1,461     32,720  SH        SOLE                32,720
TRIMBLE NAVIGATION LTD          COM              896239100   10,690    239,480  SH        SHARED    1                    239,480
TEMPLE INLAND INC               COM              879868107      359      8,370  SH        SOLE                 8,370
TRIQUINT SEMICONDUCTOR INC      COM              89674K103       75     16,800  SH        SOLE                16,800
TRIQUINT SEMICONDUCTOR INC      COM              89674K103      822    184,210  SH        SHARED    1                    184,210
TESSERA TECHNOLOGIES INC        COM              88164L100    2,871    104,395  SH        SOLE               104,395
TESSERA TECHNOLOGIES INC        COM              88164L100   20,244    736,151  SH        SHARED    1                    736,151
TAIWAN SEMICONDUCTOR MFG LTD    SPONSORED ADR    882508104      874     95,242  SH        SOLE                95,242
TAIWAN SEMICONDUCTOR MFG LTD    SPONSORED ADR    874039100    9,577  1,043,233  SH        SHARED    1                  1,043,233
TELLABS INC                     COM              879664100      313     23,500  SH   PUT  SOLE                23,500
TELLABS INC                     COM              879664100    3,680    276,500  SH   PUT  SHARED                         276,500
T-HQ INC                        COM NEW          874039100      940     43,539  SH        SOLE                43,539
T-HQ INC                        COM NEW          872443403   10,270    475,476  SH        SHARED    1                    475,476
VOLTERRA SEMICONDUCTOR CORP     COM              928708106    1,593    104,360  SH        SOLE               104,360
VOLTERRA SEMICONDUCTOR CORP     COM              928708106   10,089    661,172  SH        SHARED    1                    661,172
XILINX INC                      COM              983919101    7,194    317,600  SH        SHARED    1                    317,600
YAHOO INC                       COM              984332106    1,674     50,720  SH        SOLE                50,720
YAHOO INC                       COM              984332106   12,152    368,230  SH        SHARED    1                    368,230
YAHOO INC                       COM              984332106    1,303     39,500  SH   CALL SOLE                39,500
YAHOO INC                       COM              984332106   15,197    460,500  SH   CALL SHARED    1                    460,500
ZORAN CORP                      COM              98975F101    1,201     49,340  SH        SOLE                49,340
ZORAN CORP                      COM              98975F101    7,882    323,840  SH        SHARED    1                    323,840
CARNIVAL CORP                   DBCV 2.000% 4/1  143658AN2    2,257  2,000,000  PRN       SOLE             2,000,000
HUTCHINSON TECHNOLOGY INC       NOTE 2.250% 3/1  448407AE6    1,848  2,000,000  PRN       SOLE             2,000,000
ELECTRONICS FOR IMAGING INC     DBCV 1.500% 6/0  286082AA0    2,465  2,500,000  PRN       SOLE             2,500,000
REAL NETWORKS INC               NOTE 7/0         75605LAB0    1,695  1,500,000  PRN       SOLE             1,500,000
WEBMD CORP                      NOTE 1.750% 6/1  94769MAE5    1,427  1,500,000  PRN       SOLE             1,500,000
FEIC CO                         NOTE 6/11        30241LAD1    2,428  2,500,000  PRN       SOLE             2,500,000
FAIR ISAAC CORP                 NOTE 1.500% 8/1  303250AD6    2,425  2,400,000  PRN       SOLE             2,400,000
AMDOCS LTD                      NOTE 0.500% 3/1  02342TAD1    2,754  2,700,000  PRN       SOLE             2,700,000

                                TOTAL                       820,943

SK 03974 0001 693641
8/9/06 02:28 PM